S-K 1603(a)(7) Sponsor Controlling Persons	Mar. 27, 2026
Brandon G. Lutnick [Member]
SPAC Sponsor Controlling Person [Line Items]
SPAC Sponsor Controlling Person Name	Brandon G. Lutnick